Federal Home Loan Bank Advances - Summary of FHLB Advances (Detail) - USD ($)			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Federal Home Loan Banks [Abstract]
Weighted-average interest rate	0.00%	0.30%	0.49%	0.30%
Average balance			$ 24,375,000	$ 89,512,000
Total interest expense			122,000	275,000
Maximum daily amount outstanding	$ 201,130,000	$ 196,100,000	201,130,000	196,100,000
Carrying value	0	183,000,000	0	183,000,000	$ 0	$ 0	$ 0	$ 183,000,000	$ 138,400,000	$ 0
Mortgage-backed securities	0	8,720,000	0	8,720,000
Mortgage loans acquired for sale at fair value	0	63,993,000	0	63,993,000
Mortgage loans at fair value	$ 0	$ 134,172,000	$ 0	$ 134,172,000